Supplementary Financial Statements Information (Accrued warranty costs) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Beginning of period	$ 3,397	$ 3,161
Accruals	3,453	5,505
Usage	(3,137)	(5,269)
Balance at end of period	$ 3,713	$ 3,397